Business Combinations - Additional Information (Details)			1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥) shares	Apr. 04, 2019 CNY (¥) shares	Aug. 31, 2019 CNY (¥) item	Dec. 31, 2021 CNY (¥) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 CNY (¥) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2019 CNY (¥)
Business Acquisition [Line Items]
Goodwill				¥ 120,819,948		¥ 100,231,487	¥ 100,078,236	$ 18,959,286	$ 15,728,507
2021 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | item				3	3
Business acquisition, Total consideration amount				¥ 23,000,000	$ 3,609,202
Goodwill				20,588,461
Business acquisition, cash consideration paid				¥ 19,530,000	$ 3,064,683
2020 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | item						1
Business acquisition, Total consideration amount						¥ 2,200,000
Goodwill						¥ 153,251
2019 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | item							4
Argyle Group
Business Acquisition [Line Items]
Business acquisition, Total consideration amount		¥ 126,819,172
Goodwill		¥ 42,198,903
Business acquisition, shares issued | shares		626,746
Business acquisition, cash consideration paid		¥ 65,779,032
Business acquisitions, net revenue of acquiree							¥ 11,882,976
Business acquisitions, net loss of acquiree							¥ 7,694,834
Business Combination, recognized identifiable current assets		¥ 3,777,860
Argyle Beijing
Business Acquisition [Line Items]
Business acquisition, equity interest acquired		60.00%		60.00%				60.00%
Urban Hotel Group
Business Acquisition [Line Items]
Business acquisition, Total consideration amount	¥ 190,349,496
Goodwill	¥ 49,037,577
Business acquisition, shares issued | shares	870,908
Business acquisition, cash consideration paid	¥ 126,000,000
Business acquisition, returnable consideration	3,333,421
Business acquisition, contingent consideration	4,027,207
Business Combination, recognized identifiable current assets	50,482,296
Urban Hotel Group | Maximum
Business Acquisition [Line Items]
Business acquisition, estimated contingent consideration	105,000,000
Business acquisition, estimated returnable consideration	¥ 69,000,000
Shandong Xinghui
Business Acquisition [Line Items]
Business acquisition, equity interest acquired	70.00%
Others
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | item			1
Business acquisition, cash consideration paid			¥ 5,530,000
Business Combination, recognized identifiable current assets										¥ 37,255,016
2018 Business Combinations
Business Acquisition [Line Items]
Business acquisition, number of acquisitions completed | item							4
2018 Business Combinations | General And Administrative Expenses
Business Acquisition [Line Items]
Business combination, acquisition related costs							¥ 2,589,034